Equity	12 Months Ended
Dec. 31, 2012
Equity
Note 12.	Equity

(a)	Preferred Shares

The Company has an unlimited number of Preferred Shares without par value that are authorized, of which 65,286 shares are issued and outstanding and designated as Brookfield Residential 8% convertible Preferred Shares, series A.

Preferred Shares issued and outstanding changed as follows during the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Preferred Shares outstanding, beginning of year	70,002	9,995,739
Conversion of Preferred Shares into Common Shares	(4,716)	(9,925,737)

Preferred Shares outstanding, end of year	65,286	70,002

The Brookfield Residential 8% convertible Preferred Shares are convertible at the option of the shareholder into Common Shares of the Company, at a conversion rate of 2.731787607 Common Shares per convertible Preferred Share, which is equivalent to a conversion price of $9.15 per share. Dividends on convertible Preferred Shares are fully cumulative, without interest, from the date of original issuance of the convertible Preferred Shares and are payable semi-annually in arrears. There were no Preferred Share dividends in arrears for the year ended December 31, 2012 (December 31, 2011 – $nil). The Preferred Shares are perpetual and do not have a maturity date; however, beginning December 31, 2014, if the 90-day volume weighted average market price of the Common Shares is greater than $18.30 per share, Brookfield Residential may, at its option, require all such Preferred Shares to be automatically converted into Common Shares.

As part of the Transactions, $38.8 million of Preferred Shares issued by the Brookfield Office Properties residential division were eliminated upon the completion of the merger.

(b)	Common Shares

The authorized Common Share capital consists of an unlimited number of voting Common Shares. Common Shares issued changed as follows during the year ended December 31, 2012 and 2011:

	December 31
	2012	2011
Common Shares issued, beginning of year	101,342,718	53,808,461
Conversion of Preferred Shares upon merger transaction	—	(12,650,341)
Issuance of Common Shares upon merger transaction	—	60,150,177
Issuance of Common Shares upon exercise of options	499,239	34,421
Issuance of Common Shares upon equity transactions	16,424,696	—
Conversion of Preferred Shares into Common Shares	12,881	—

Common Shares issued, end of year	118,279,534	101,342,718

Common Shares outstanding is determined as follows:

	December 31
	2012	2011
Common Shares issued	118,279,534	101,342,718
Repurchase of Common Shares for escrowed stock plan (Note 13 (a))	(2,000,000)	(2,000,000)

Common Shares outstanding	116,279,534	99,342,718

On March 31, 2011, Brookfield Residential consolidated its 53,808,461 Common Shares held by Brookfield Asset Management Inc. at the merger conversion ratio of 0.76490053 to 41,158,120 Common Shares.

In addition, 60,184,598 Common Shares were issued as part of the Transactions. Brookfield Office Properties received 51,500,000 Common Shares of Brookfield Residential for its contribution of BPO Residential and 11,354,500 shares of Brookfield Homes common stock was converted at the merger exchange ratio of 0.76490053 to 8,684,598 Common Shares of Brookfield Residential. Included within the 11,354,500 of Brookfield Homes common stock were 45,000 Brookfield Homes options that were exercised in the first quarter of 2011 and which were converted to 34,421 Common Shares as part of the Transactions.

On November 20, 2012, Brookfield Residential issued 8,000,000 common shares for total gross proceeds of approximately $116.0 million through a public offering, and, concurrently, a total of 8,000,000 common shares for gross proceeds of $111.0 million through a private placement to majority shareholder Brookfield Asset Management Inc. In addition, on November 26, 2012, Brookfield Residential issued 424,696 common shares under the provision of an over-allotment option available to the underwriters of the common share offering, for gross proceeds of approximately $6.2 million. Transaction costs of $5.2 million were incurred in relation to the common share offering.

(c)	Treasury Stock

Prior to March 31, 2011, Brookfield Homes had a share repurchase program that allowed Brookfield Homes to repurchase in aggregate up to $144.0 million of the company’s outstanding common shares. At March 31, 2011, the treasury stock of Brookfield Homes of $110.7 million was cancelled as a result of the completion of the merger.